Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent Events

Effectiveness of Registration Statement and Listing on The Nasdaq Capital Market

On January 26, 2015, the SEC declared effective the company’s registration statement on Form S-1 relating to the resale of 11,925,000 shares of common stock held by the selling stockholders (including 500,000 shares of common stock issuable upon the conversion of the Class B Units of the company’s subsidiary, PDV Spectrum Holding Company, LLC issued to Motorola). The company will receive no proceeds from any sales by the selling stockholders. On February 3, 2015, shares of the company’s common stock were listed for trading on the Nasdaq Capital Market under the symbol “PDVW”.

January 2015 Private Placement

On January 26, 2015, the company completed a private placement with a secondary closing on January 30, 2015. The company sold 57,270 shares of common stock at a purchase price of $25.00 per share to certain accredited investors in reliance on exemptions from registration under the Securities Act. The net proceeds from the January 2015 private placement were approximately $1,380,000. The purpose of this private placement was to secure additional round lot stockholders to enable the company to satisfy the initial listing standards of the Nasdaq Capital Market. The company intends to use the net proceeds for general corporate purposes, including working capital.

Stock Options Granted in January 2015 and February 2015

On January 29, 2015, under the 2014 Stock Plan, the company awarded certain employees and contractors of the company 240,000 options to purchase shares of common stock with an exercise price of $25.00 per share. The shares have a ten year contractual life. 100,000 of the options vested immediately and, of the remaining 140,000 options, 25% will vest on the first anniversary of grant, and the remainder will vest in three equal annual installments. Shares granted to individuals are subject to vesting, future settlement conditions and other such terms as determined by the Board of Directors.

On February 11, 2015, under the 2014 Stock Plan, the company awarded certain employees of the company 4,000 options to purchase shares of common stock with an exercise price of $46.23 per share. The shares have a ten year contractual life, 25% will vest on the first anniversary of the grant, and the remainder will vest in three equal annual installments. Shares granted to individuals are subject to vesting, future settlement conditions and other such terms as determined by the Board of Directors.

12.	Subsequent Events

The company has implemented a strategic plan to expand its business to become an operator of two-way radio systems. In pursuant of that objective, subsequent to March 31, 2014, the company has:

Entered into an Asset Purchase Agreement with wholly-owned subsidiaries of Sprint Corporation (Sprint APA) to purchase nationwide spectrum assets for a total of $100 million, with $90 million to be paid in cash from the proceeds of the private placement (see below) and $10 million paid in 500,000 shares of our common stock (at a price equal to $20.00 per share). A deposit to Sprint of $13,500,000 was made on June 11, 2014 and all appropriate transfer applications have been filed with the Federal Communications Commission (FCC). The deposit is fully refundable if the Sprint APA does not close.

Completed a private placement, on June 10, 2014, in which we sold 10,925,000 shares of common stock at a purchase price of $20.00 per share. The net proceeds from the private placement after deducting the company’s expenses and the payment of initial placement fees, were approximately $202,003,000. $195,665,400 of the net proceeds is being held in trust until the closing of the Sprint APA. The net proceeds held in trust are to be paid back to the investors of the private offering if the Sprint APA does not close.

In connection with the private placement, we completed a number of actions, including:

•	The reincorporation of our company from California to Delaware, which was effective on May 30, 2014;

•	The conversion of all outstanding shares of our Series AA Preferred Stock into 748,722 shares of the company’s common stock, the exchange of 661,581 outstanding warrants to purchase shares of Series AA Preferred Stock into 29,809 shares of the company’s common stock, and the conversion of the company’s remaining options and warrants to purchase shares of our Series AA Preferred Stock into options or warrants to purchase shares of the company’s common stock and the conversion of restricted stock units for shares of the company’s Series AA Preferred Stock into restricted stock units for shares of the company’s common stock;

•	The amendment of outstanding redeemable notes, in the aggregate principal of $1,016,956, to provide that the Redeemable Notes will automatically be converted into that number of shares of the company’s common stock equal to the sum of 140% of the principal plus the outstanding interest on such redeemable notes through the conversion divided by $20.00 per share, contingent upon the Sprint APA closing;

•	A 33.11451201-for-1 reverse stock split of all the company’s outstanding stock, which was effected immediately prior to the completion of the private placement. All share and per share data reported and disclosed in the accompanying financial statements have been retroactively adjusted to give effect for the reverse stock split.

Entered into an agreement with Motorola on May 15, 2014, under which Motorola agreed to provide the company with their state-of-the-art Motorola Digital Technology that the company intends to deploy as part of its nationwide network. Additionally, the company entered into a letter of intent with Motorola under which it has indicated its intent to invest up to $10 million in a newly formed company subsidiary and to lease some of the Spectrum Assets the company is buying in the Sprint APA.

In addition, the company issued the following equity awards:

•	2014 Stock Plan: The company’s Board of Directors and stockholders adopted a 2014 Stock plan on May 12, 2014, authorizing and reserving 1,200,000 shares of the company’s common stock for issuance.

•	Restricted Stock Units: On May 12, 2014, the company issued 82,054 restricted stock units for shares of its common stock to certain employees and contractors of the company.

•	Options: From May 14, 2014 through June 30, 2014, the company awarded certain employees and contractors of the company 965,750 options to purchase shares of common stock with an exercise price of $20.00 per share.

The following table represents the pro-forma capitalization (unaudited) of the company assuming the private placement and the Sprint APA deposit occurred on March 31, 2014:

	As Reported	Pro-Forma (Unaudited)
Cash and cash equivalents	$45,679	$7,212,140

Restricted cash	—	182,165,400

Long-term deposit	—	13,500,000

Stockholders’ equity (deficiency)
Common stock	1,182,962	1,183
Preferred stock	20,525,999	—
Additional paid-in capital	1,026,634	225,566,273
Accumulated deficit	(26,943,011)	(26,943,011)

Total stockholders’ equity (deficiency)	$(4,207,416)	$198,624,445